Commitments and Contingencies (Details Narrative)										6 Months Ended		12 Months Ended
	Dec. 03, 2021	Sep. 30, 2021 USD ($) shares	May 12, 2021 shares	Apr. 14, 2021 USD ($)	Apr. 07, 2021 USD ($)	Mar. 09, 2021 USD ($)	Oct. 01, 2020 USD ($) shares	Sep. 15, 2020 USD ($) shares	Sep. 01, 2020 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Mar. 26, 2021 USD ($)	Jun. 24, 2019 ft² a
Stock option exercisable price | $ / shares										$ 0.75		$ 0.75
Stock issued											$ 50,000	$ 50,000	$ 124,535
Operating lease description										The Company leases a two production / warehouse facility under a non-cancelable operating lease that expires in June 2027 and September 2029, respectively.
Operating lease, right-of-use asset													1,979,181
Operating lease, payments										$ 69,301
Lessee, operating lease, remaining lease term										3 years 10 months 24 days		4 years 6 months
Rent payable				$ 6,000						$ 96,000	$ 164,066	$ 88,717	$ 341,129
Loss contingency allegations	the Plaintiffs allege that the Defendants have not honored the 2018 Agreements negotiated between the Plaintiffs and Defendants and that MJ Holdings, Inc. has failed to issue an additional $125,000 in stock due to the Plaintiffs as was agreed to in writing and the Defendants have failed to start the Western Project.
Excess alleged damages										$ 15,000		$ 15,000
Stock awarded options to purchase | shares
Lessee, Operating Lease, Term of Contract												10 years
Operating leases liability												$ 769,684
Operating Lease, Lease Income, Lease Payments												109,393
Operating Lease, Expense												$ 205,636
Lessee, Operating Lease, Discount Rate												4.50%
Pahrump NV [Member]
Rent payable												$ 10,000
Pahrump NV [Member] | Office Building [Member]
Area of Land | ft²															17,000
Pahrump NV [Member] | Lands [Member]
Area of Land | a															3.92
Non-Cancelable Operating Lease [Member]
Operating lease, liability										$ 686,274
Operating lease, right-of-use asset										$ 0
Bernard Moyle [Member]
Stock awarded options to purchase | shares								500,000
Board of Directors [Member]
Consideration of past compensation		$ 15,000.00
Shares issued for compensation | shares		15,000
Former Secretary and President [Member]
Consideration of past compensation						$ 501,085
Payment made for wage claim					$ 62,392
Former Secretary and President [Member] | Wages [Member]
Payment made for wage claim					59,583
Former Secretary and President [Member] | Accrued Vacation [Member]
Payment made for wage claim					$ 2,854
Employment Agreement [Member]
Employment agreement description							On October 1, 2020, the Company entered into an Employment Agreement (the “Agreement”) with Jim Kelly. The Agreement became effective as of October 1, 2020. Under the terms of the Kelly Agreement, the Employee shall serve as the Company’s Interim Chief Financial Officer for a term of (i) the sooner of six (6) months, or (ii) the completion of all regulatory filings, including but not limited to the Company’s 2019 Annual Report on Form 10-K, the March 31, 2020 Quarterly Report on Form 10-Q, the June 30, 2020 Quarterly Report on Form 10-Q, the September 30, 2020 Quarterly Report on Form 10-Q and all required Current Reports on Form 8-K, with the Securities and Exchange Commission (“SEC”) to bring the Company current with the SEC. The Employee shall receive a base salary of $24,000 annually, shall be eligible to receive an annual discretionary bonus during the Term, based on performance criteria determined by the C-Suite of the Company in its sole discretion, in an amount equal to up to 400% of the Employee’s base salary for the then current fiscal year, and at commencement of the Term the Employee shall receive a grant of stock of 500,000 restricted shares of the Company’s common stock. On March 16, 2021, Mr. Kelly resigned in his position as Interim Chief Financial Officer.		On September 1, 2020, the Company entered into an Employment Agreement (the “Agreement”) with Paris Balaouras (the “Employee”). Under the terms of the Agreement, the Employee shall serve as the Company’s Chief Cultivation Officer for a term of three (3) years (the “Term”) commencing on September 15, 2020.
Term of employment agreement							6 months		3 years
Annual base compensation							$ 24,000		$ 105,000
Annual discretionary bonus percentage							400.00%		100.00%
Stock reserved for future issuance | shares									667,000
Consideration of past compensation								$ 224,000
Option to purchase common stock | shares									500,000
Stock option exercisable price | $ / shares									$ 0.75
Stock awarded options to purchase | shares							500,000		500,000
Employment Agreement [Member] | Bernard Moyle [Member]
Employment agreement description									On September 1, 2020, the Company entered into an Employment Agreement (the “Agreement”) with Bernard Moyle. Under the terms of the Agreement, the Employee shall serve as the Company’s Secretary/Treasurer for a term of three (3) years (the “Term”) commencing on September 15, 2020.
Term of employment agreement									3 years
Annual base compensation									$ 60,000
Annual discretionary bonus percentage									200.00%
Stock reserved for future issuance | shares									500,000
Option to purchase common stock | shares									500,000
Stock option exercisable price | $ / shares									$ 0.75
Stock awarded options to purchase | shares									500,000
Employment Agreement [Member] | Chief Executive Officer [Member]
Employment agreement description								On September 1, 2020, the Company entered into an Employment Agreement (the “Agreement”) with Roger Bloss. Under the terms of the Agreement, the Employee shall serve as the Company’s Interim Chief Executive Officer for a term of six (6) months and the Chief Executive Officer and for an additional two (2) years and six (6) months as the Chief Executive Officer for a total of three (3) years (the “Term”) commencing on September 15, 2020	On September 1, 2020, the Company entered into an Employment Agreement (the “Agreement”) with Roger Bloss. Under the terms of the Agreement, the Employee shall serve as the Company’s Interim Chief Executive Officer for a term of six (6) months and the Chief Executive Officer and for an additional two (2) years and six (6) months as the Chief Executive Officer for a total of three (3) years (the “Term”) commencing on September 15, 2020
Term of employment agreement									3 years
Annual base compensation								$ 105,000	$ 105,000
Annual discretionary bonus percentage								100.00%	100.00%
Option to purchase common stock | shares									500,000
Stock option exercisable price | $ / shares									$ 0.75
Stock awarded options to purchase | shares								500,000
Employment Agreement [Member] | Chief Cultivation Officer [Member]
Term of employment agreement									3 years
Employment Agreement [Member] | Secretary/Treasurer [Member] | Bernard Moyle [Member]
Term of employment agreement									3 years
Board of Directors Services Agreement [Member]
Dividends payable														$ 3,750
Board of Directors Services Agreement [Member] | Directors [Member]
Stock issued		$ 15,000.00						$ 15,000.00
Stock issued | shares		15,000						15,000
Cooperation And Release Agreement [Member] | Mr Groberg [Member]
Shares retained | shares			100,000